Vanguard US Multifactor Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard US Multifactor Fund - Admiral Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.18%